Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income:
Foreign exchange gains (losses)—net	¥ 153,959	¥ (296,487)	¥ 33,739
Trading account profits (losses)—net	32,262	(703,913)	(781,310)
Expense:
Operating expenses	3,244,800	2,921,200	2,938,400
Income before income tax expense	1,795,576	1,878,226	461,312
Income tax expense	527,938	500,657	46,751
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	381,798
MUFG:
Income:
Foreign exchange gains (losses)—net	(2,700)	451	3,465
Trading account profits (losses)—net	(50,367)	(40,379)	28,970
Gains on sales of investment in subsidiaries and affiliated companies—net	0	0	17,748
Other income	16,242	15,374	13,255
Total income	1,679,875	1,155,910	977,141
Expense:
Operating expenses	47,706	47,600	44,149
Interest expense	351,368	355,781	256,333
Other expense	1,804	6,229	6,496
Total expense	418,960	425,283	322,420
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	6,408	589,812	(253,967)
Income before income tax expense	1,267,323	1,320,439	400,754
Income tax expense	390	(5,430)	18,956
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	381,798
MUFG: | Subsidiaries and affiliated companies
Income:
Dividends from subsidiaries and affiliated companies	1,306,837	774,211	605,115
Expense:
Interest expense	18,082	15,673	15,442
MUFG: | Banking subsidiaries
Income:
Dividends from subsidiaries and affiliated companies	1,035,465	545,886	407,630
MUFG: | Non-banking subsidiaries and affiliated companies
Income:
Dividends from subsidiaries and affiliated companies	271,372	228,325	197,485
MUFG: | Subsidiaries
Income:
Management fees from subsidiaries	35,633	34,393	35,052
Interest income from subsidiaries	¥ 374,230	¥ 371,860	¥ 273,536